Note 3 - Selling, General and Administrative Expenses - Components of Selling, General and Administrative Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Selling, general and administrative expense [abstract]
Services and fees		$ 115,303	$ 115,883	$ 153,773
Labor cost	[1]	426,414	444,436	481,854
Depreciation of property, plant and equipment		22,924	26,814	18,524
Amortization of intangible assets		63,874	82,355	41,967
Depreciation of right-of-use assets		15,525	17,664	15,564
Commissions, freight and other selling expenses		415,895	310,815	441,442
Provisions for contingencies		24,998	11,957	28,565
Allowances for doubtful accounts		(4,297)	4,644	(16,256)
Taxes		78,800	63,234	110,876
Other		47,133	41,425	89,665
Total selling, general and administrative expense		1,206,569	1,119,227	1,365,974
Selling, general and administrative expenses, labor cost severance charges		$ 15,800	$ 61,200	$ 7,400

[1]	For the year ended December 2021, 2020 and 2019, labor cost includes approximately $15.8 million, $61.2 million and $7.4 million respectively of severance indemnities related to the adjustment of the workforce to market conditions.